EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliations of assets and liabilities of the plans
Net	R$ (303,925)	R$ (498,732)
Defined benefit obligation	(303,925)	(498,732)
Present value of obligations
Reconciliations of assets and liabilities of the plans
Net	(2,752,097)	(3,573,044)	R$ (3,841,213)	R$ (5,409,065)
Plan assets
Reconciliations of assets and liabilities of the plans
Net	2,871,304	3,383,887	R$ 3,499,475	R$ 4,647,361
Asset ceiling restrictions on recognition of net funded assets
Reconciliations of assets and liabilities of the plans
Net	R$ (423,132)	R$ (309,575)